Other Financial Liabilities - Summary of bank loans by currencies and maturities (Details) - Bank Loans [Member] - Undiscounted Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	$ 756,916	$ 1,177,295
Non-Current bank loan, Maturities	$ 2,722,861	$ 418,579
Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.38%	0.94%
Current bank loan, Maturities	$ 5	$ 326,306
Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	1.30%	2.59%
Current bank loan, Maturities	$ 60,276	$ 25,201
Non-Current bank loan, Maturities	$ 169,741
Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.28%	2.71%
Current bank loan, Maturities	$ 201,345	$ 172,234
Non-Current bank loan, Maturities	$ 96,080	$ 88,062
Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.97%	3.62%
Current bank loan, Maturities	$ 163,111	$ 128,022
Non-Current bank loan, Maturities	$ 503,190	$ 71,092
Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.02%	2.91%
Current bank loan, Maturities	$ 119,330	$ 402,569
Non-Current bank loan, Maturities	$ 1,010,058	$ 52,312
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.61%	3.80%
Current bank loan, Maturities	$ 203,290	$ 122,963
Non-Current bank loan, Maturities	$ 847,153	207,113
Brazil | Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.28%
Current bank loan, Maturities	$ 9,559
Non-Current bank loan, Maturities	96,639
One to three months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	149,887	485,308
One to three months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	5	175,940
One to three months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	2,611	151
One to three months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	1,293	1,102
One to three months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	7,075	2,746
One to three months [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	41,603	294,873
One to three months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	96,750	10,496
One to three months [Member] | Brazil | Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	550
Three to twelve months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	607,029	691,987
Three to twelve months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities		150,366
Three to twelve months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	57,665	25,050
Three to twelve months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	200,052	171,132
Three to twelve months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	156,036	125,276
Three to twelve months [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	77,727	107,696
Three to twelve months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	106,540	112,467
Three to twelve months [Member] | Brazil | Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current bank loan, Maturities	9,009
One to two years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	444,564	256,879
One to two years [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	13,877
One to two years [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	37,653	48,505
One to two years [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	51,808	15,435
One to two years [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	246,664	49,366
One to two years [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	80,745	143,573
One to two years [Member] | Brazil | Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	13,817
Two to three years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	639,029	81,725
Two to three years [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	51,341
Two to three years [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	58,427	39,557
Two to three years [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	48,058	23,344
Two to three years [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	304,125	127
Two to three years [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	163,539	18,697
Two to three years [Member] | Brazil | Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	13,539
Three to four years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	333,591	35,976
Three to four years [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	13,009
Three to four years [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	38,699	21,204
Three to four years [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	206,988	2,819
Three to four years [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	63,860	11,953
Three to four years [Member] | Brazil | Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	11,035
Four to five years [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	414,015	21,251
Four to five years [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	12,882
Four to five years [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	246,968	10,775
Four to five years [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	84,277
Four to five years [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	61,281	10,476
Four to five years [Member] | Brazil | Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	8,607
Subsequent [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	891,662	22,748
Subsequent [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	78,632
Subsequent [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	117,657	334
Subsequent [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	168,004
Subsequent [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	477,728	$ 22,414
Subsequent [Member] | Brazil | Euros [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current bank loan, Maturities	$ 49,641